Quarterly portfolio holdings
John Hancock
Diversified Real Assets Fund
Alternative
June 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 6-30-25 (unaudited)
	Shares	Value
Common stocks 99.8%		$836,569,677
(Cost $614,329,892)
Communication services 0.8%		6,613,923
Diversified telecommunication services 0.7%
KT Corp.	31,012	1,269,357
Nippon Telegraph & Telephone Corp.	2,029,625	2,169,892
Singapore Telecommunications, Ltd.	895,558	2,699,916
Wireless telecommunication services 0.1%
SK Telecom Company, Ltd.	11,284	474,758
Consumer discretionary 1.9%		15,919,325
Hotels, restaurants and leisure 1.3%
Accor SA	31,069	1,628,283
Hyatt Hotels Corp., Class A	22,285	3,112,100
Marriott International, Inc., Class A	16,696	4,561,514
Resorttrust, Inc.	139,529	1,703,998
Household durables 0.6%
Barratt Redrow PLC	255,691	1,601,130
Bellway PLC	42,997	1,703,318
Kaufman & Broad SA	41,269	1,608,982
Energy 34.2%		286,576,045
Energy equipment and services 2.1%
Baker Hughes Company	77,530	2,972,500
Enerflex, Ltd.	124,775	985,006
Halliburton Company	136,316	2,778,120
Helmerich & Payne, Inc.	49,033	743,340
Noble Corp. PLC	31,203	828,440
Patterson-UTI Energy, Inc.	176,894	1,048,981
Schlumberger, Ltd.	174,929	5,912,600
TechnipFMC PLC	51,111	1,760,263
Trican Well Service, Ltd.	139,148	460,846
Oil, gas and consumable fuels 32.1%
Advantage Energy, Ltd. (A)	204,487	1,776,450
Aker BP ASA	57,076	1,458,542
Antero Resources Corp. (A)	59,125	2,381,555
ARC Resources, Ltd. (B)	128,638	2,712,096
Birchcliff Energy, Ltd.	145,569	798,532
BP PLC	1,803,427	8,985,176
Cameco Corp.	141,931	10,540,468
Canadian Natural Resources, Ltd.	516,182	16,223,675
Cenovus Energy, Inc.	733,226	9,977,366
Cheniere Energy, Inc.	18,585	4,525,819
Chevron Corp.	118,077	16,907,446
ConocoPhillips	117,265	10,523,361
Core Natural Resources, Inc.	4,546	317,038
Coterra Energy, Inc.	114,221	2,898,929
Devon Energy Corp.	32,922	1,047,249
Diamondback Energy, Inc.	39,282	5,397,347
Enbridge, Inc.	89,828	4,071,005
Encore Energy Corp. (A)(B)	71,133	203,440
Energy Fuels, Inc. (Toronto Stock Exchange) (A)(B)	68,053	393,301
EOG Resources, Inc.	58,639	7,013,811
EQT Corp.	101,740	5,933,477
Equinor ASA	105,399	2,661,752
Expand Energy Corp.	17,219	2,013,590
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Exxon Mobil Corp.	212,880	$22,948,461
Galp Energia SGPS SA	166,881	3,054,905
Gibson Energy, Inc. (B)	10,395	182,442
Hess Corp.	34,905	4,835,739
Imperial Oil, Ltd.	43,823	3,481,382
Kelt Exploration, Ltd. (A)	295,276	1,591,574
Keyera Corp.	91,230	2,983,943
Marathon Petroleum Corp.	47,556	7,899,527
MEG Energy Corp.	180,534	3,411,155
Neste OYJ	34,407	466,290
NexGen Energy, Ltd. (A)(B)	308,455	2,142,819
NuVista Energy, Ltd. (A)	152,395	1,676,429
Occidental Petroleum Corp.	91,911	3,861,181
ONEOK, Inc.	24,041	1,962,467
Paladin Energy, Ltd. (Toronto Stock Exchange) (A)	24,900	131,471
Pembina Pipeline Corp.	96,450	3,621,435
Permian Resources Corp.	90,968	1,238,984
Phillips 66	43,062	5,137,297
Shell PLC	635,144	22,159,807
South Bow Corp.	18,039	468,279
Suncor Energy, Inc.	283,817	10,631,544
Targa Resources Corp.	23,583	4,105,329
TC Energy Corp. (B)	96,818	4,726,610
The Williams Companies, Inc.	178,524	11,213,092
Topaz Energy Corp.	61,666	1,161,997
TotalEnergies SE	202,348	12,368,080
Tourmaline Oil Corp.	59,875	2,888,774
Uranium Royalty Corp. (A)(B)	104,520	261,300
Valero Energy Corp.	57,179	7,686,001
Var Energi ASA	445,300	1,426,939
Woodside Energy Group, Ltd., ADR (B)	10,867	167,678
Yellow Cake PLC (A)(C)	59,750	431,593
Financials 0.3%		2,296,235
Financial services 0.3%
Berkshire Hathaway, Inc., Class B (A)	4,727	2,296,235
Health care 0.6%		5,379,821
Health care providers and services 0.6%
Brookdale Senior Living, Inc. (A)	601,901	4,189,231
Clariane SE (A)	194,305	1,190,590
Industrials 2.2%		18,363,588
Construction and engineering 0.6%
Taisei Corp.	21,800	1,269,644
Vinci SA	22,885	3,374,868
Electrical equipment 0.4%
Array Technologies, Inc. (A)	91,272	538,505
Nordex SE (A)	1,000	19,843
nVent Electric PLC	9,782	716,532
Sunrun, Inc. (A)	87,914	719,137
Vestas Wind Systems A/S	83,783	1,258,501
Ground transportation 0.2%
Canadian National Railway Company	17,329	1,805,626
Industrial conglomerates 0.7%
CK Hutchison Holdings, Ltd.	284,469	1,751,669
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	3

	Shares	Value
Industrials (continued)
Industrial conglomerates (continued)
Jardine Matheson Holdings, Ltd.	38,579	$1,854,211
Keppel, Ltd.	371,272	2,168,070
Machinery 0.0%
Chart Industries, Inc. (A)	2,544	418,870
Transportation infrastructure 0.3%
Aena SME SA (A)(C)	92,460	2,468,112
Information technology 1.2%		9,853,510
IT services 0.3%
NEXTDC, Ltd. (A)	130,898	1,249,469
SUNeVision Holdings, Ltd.	1,384,855	1,336,585
Semiconductors and semiconductor equipment 0.9%
AIXTRON SE	22,481	413,520
Enphase Energy, Inc. (A)	28,507	1,130,303
First Solar, Inc. (A)	11,183	1,851,234
ON Semiconductor Corp. (A)	35,137	1,841,530
Power Integrations, Inc.	30,483	1,704,000
SolarEdge Technologies, Inc. (A)(B)	16,023	326,869
Materials 18.4%		154,383,621
Chemicals 0.4%
Air Liquide SA	2,746	566,229
Albemarle Corp.	4,266	267,350
BASF SE, ADR	41,759	512,801
Dow, Inc.	8,755	231,832
DuPont de Nemours, Inc.	12,646	867,389
NanoXplore, Inc. (A)(B)	116,836	206,774
Nutrien, Ltd.	14,865	866,193
Containers and packaging 0.1%
Smurfit WestRock PLC	21,911	947,690
Metals and mining 17.7%
Agnico Eagle Mines, Ltd.	120,215	14,322,513
Alamos Gold, Inc., Class A	151,285	4,023,898
Alcoa Corp.	64,711	1,909,622
Altius Minerals Corp.	19,763	397,364
Anglo American PLC	35,605	1,049,557
AngloGold Ashanti PLC	50,198	2,287,523
Artemis Gold, Inc. (A)	127,746	2,323,678
Aya Gold & Silver, Inc. (A)	86,291	776,255
B2Gold Corp. (B)	316,844	1,144,757
Barrick Mining Corp. (Toronto Stock Exchange)	334,324	6,960,224
BHP Group, Ltd., ADR (B)	150,821	7,252,982
Boliden AB (A)	16,122	503,804
Canada Nickel Company, Inc. (A)(B)	657,500	415,238
Capstone Copper Corp. (A)	505,561	3,103,719
Champion Iron, Ltd. (B)	454,409	1,227,997
Coeur Mining, Inc. (A)	152,894	1,354,641
Constellium SE (A)	79,323	1,054,996
Endeavour Mining PLC	70,905	2,186,379
Equinox Gold Corp. (A)	234,870	1,355,666
ERO Copper Corp. (A)	112,718	1,903,811
First Quantum Minerals, Ltd. (A)	228,074	4,051,485
Foran Mining Corp. (A)	333,300	746,514
Franco-Nevada Corp.	14,510	2,382,229
Freeport-McMoRan, Inc.	266,113	11,535,999
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
G Mining Ventures Corp. (A)	25,000	$326,418
Glencore PLC (A)	175,493	683,831
Gold Fields, Ltd., ADR	39,666	938,894
Hudbay Minerals, Inc.	323,050	3,427,995
IAMGOLD Corp. (A)	104,500	769,697
IGO, Ltd.	117,484	323,671
Iluka Resources, Ltd.	70,275	176,310
Ivanhoe Electric, Inc. (A)(B)	66,776	605,658
Ivanhoe Mines, Ltd., Class A (A)(B)	299,785	2,252,102
K92 Mining, Inc. (A)	152,127	1,715,932
Kinross Gold Corp.	404,292	6,317,851
Latin Resources, Ltd. (A)(D)	34,500	0
Lithium Americas Corp. (A)	77,500	207,160
Lithium Argentina AG (A)(B)	43,300	90,940
Lucara Diamond Corp. (A)(B)	420,070	69,408
Lundin Gold, Inc.	45,806	2,418,543
Lundin Mining Corp.	220,041	2,313,925
MAG Silver Corp.	47,165	1,002,007
Montage Gold Corp. (A)	430,000	1,424,123
Newmont Corp.	113,136	6,591,303
Nickel 28 Capital Corp. (A)	354,691	197,955
Norsk Hydro ASA	219,534	1,257,139
Nouveau Monde Graphite, Inc. (A)	75,917	124,504
Nucor Corp.	4,471	579,173
OceanaGold Corp.	131,679	1,858,543
Orla Mining, Ltd. (A)	67,500	678,098
Pan American Silver Corp.	108,394	3,075,707
Pan American Silver Corp., CVR (A)	83,300	20,409
Perpetua Resources Corp. (A)	68,854	835,888
Piedmont Lithium, Inc. (A)(B)	31,900	185,658
Pilbara Minerals, Ltd. (A)	120,750	106,370
Probe Gold, Inc. (A)	494,961	781,470
Rio Tinto PLC, ADR	81,733	4,767,486
Sandstorm Gold, Ltd.	14,942	140,560
Seabridge Gold, Inc. (A)	25,469	369,810
Sigma Lithium Corp. (A)(B)	31,782	142,835
Skeena Resources, Ltd. (A)	167,228	2,659,929
SolGold PLC (A)(D)	1,795,000	169,023
Southern Copper Corp.	3,479	351,970
Steel Dynamics, Inc.	3,774	483,110
Stornoway Diamond Corp. (A)(D)	3,062,000	0
Talon Metals Corp. (A)(B)	9,692,000	1,814,915
Teck Resources, Ltd., Class B	131,728	5,327,161
Torex Gold Resources, Inc. (A)	22,984	749,733
Trilogy Metals, Inc. (A)	498,375	677,065
Triple Flag Precious Metals Corp. (A)	50,634	1,199,519
Vale SA, ADR	88,247	856,878
Valterra Platinum, Ltd. (London Stock Exchange) (A)	6,136	269,522
Vizsla Silver Corp. (A)	70,312	206,717
Vizsla Silver Corp. (Toronto Stock Exchange) (A)(B)	313,179	924,531
Warrior Met Coal, Inc.	13,077	599,319
Wesdome Gold Mines, Ltd. (A)	61,536	857,234
Westgold Resources, Ltd. (Toronto Stock Exchange) (A)	695,007	1,306,567
Wheaton Precious Metals Corp.	93,139	8,375,841
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	5

	Shares	Value
Materials (continued)
Paper and forest products 0.2%
Canfor Corp. (A)	19,497	$202,451
Interfor Corp. (A)	58,756	541,069
West Fraser Timber Company, Ltd. (B)	17,681	1,296,585
Real estate 33.6%		281,358,081
Diversified REITs 1.8%
Charter Hall Group	226,656	2,872,210
Essential Properties Realty Trust, Inc.	216,250	6,900,538
Stockland	1,050,037	3,710,956
United Urban Investment Corp.	1,091	1,175,592
Health care REITs 5.0%
Aedifica SA	25,621	1,999,195
American Healthcare REIT, Inc.	192,768	7,082,296
CareTrust REIT, Inc.	111,715	3,418,479
Target Healthcare REIT PLC	578,036	825,887
Ventas, Inc.	90,272	5,700,677
Welltower, Inc.	147,540	22,681,324
Hotel and resort REITs 0.1%
Xenia Hotels & Resorts, Inc.	90,059	1,132,042
Industrial REITs 3.4%
EastGroup Properties, Inc.	49,415	8,258,235
Goodman Group	126,906	2,861,047
Prologis, Inc.	169,194	17,785,673
Office REITs 2.1%
Cousins Properties, Inc.	117,757	3,536,243
Hudson Pacific Properties, Inc. (A)	855,237	2,343,349
Nippon Building Fund, Inc. (B)	2,555	2,359,234
Orix JREIT, Inc.	1,173	1,530,232
SL Green Realty Corp.	123,590	7,650,221
Real estate management and development 4.4%
Aldar Properties PJSC	889,179	2,160,702
Arealink Company, Ltd. (B)	114,500	1,926,108
CBRE Group, Inc., Class A (A)	20,387	2,856,626
Cibus Nordic Real Estate AB	96,398	1,903,164
CTP NV (C)	88,239	1,858,992
Daiwa House Industry Company, Ltd.	34,596	1,188,815
Emaar Properties PJSC	787,025	2,919,578
Heiwa Real Estate Company, Ltd.	7,000	106,440
Hongkong Land Holdings, Ltd.	529,445	3,056,627
Katitas Company, Ltd.	19,600	339,655
Mitsui Fudosan Company, Ltd.	521,019	5,044,027
PSP Swiss Property AG	11,095	2,048,297
Sumitomo Realty & Development Company, Ltd.	80,300	3,101,133
Swiss Prime Site AG	16,795	2,521,335
TAG Immobilien AG	208,309	3,714,822
Tokyu Fudosan Holdings Corp.	276,040	1,972,643
Residential REITs 4.6%
American Homes 4 Rent, Class A	185,521	6,691,742
AvalonBay Communities, Inc.	37,214	7,573,049
Essex Property Trust, Inc.	45,131	12,790,125
Independence Realty Trust, Inc.	251,311	4,445,692
Ingenia Communities Group	111,498	401,795
Irish Residential Properties REIT PLC	644,912	776,108
Mid-America Apartment Communities, Inc.	33,366	4,938,502
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Real estate (continued)
Residential REITs (continued)
Sun Communities, Inc.	9,390	$1,187,741
Retail REITs 5.0%
Agree Realty Corp.	67,038	4,897,796
CapitaLand Integrated Commercial Trust	1,726,187	2,947,592
Curbline Properties Corp.	126,263	2,882,584
Fortune Real Estate Investment Trust	1,771,000	1,088,326
Hammerson PLC	435,306	1,788,957
Klepierre SA	78,604	3,107,954
Phillips Edison & Company, Inc.	131,377	4,602,136
Regency Centers Corp.	99,459	7,084,465
Scentre Group	1,292,747	3,036,295
Simon Property Group, Inc.	36,214	5,821,763
Supermarket Income REIT PLC	715,437	835,358
Tanger, Inc.	129,721	3,966,868
Specialized REITs 7.2%
American Tower Corp.	44,666	9,872,079
Digital Realty Trust, Inc.	39,980	6,969,713
EPR Properties	123,171	7,175,942
Equinix, Inc.	18,013	14,328,801
Iron Mountain, Inc.	63,183	6,480,680
Public Storage	36,369	10,671,392
Smartstop Self Storage REIT, Inc.	122,888	4,452,232
Utilities 6.6%		55,825,528
Electric utilities 2.2%
American Electric Power Company, Inc.	24,896	2,583,209
Duke Energy Corp.	17,223	2,032,314
EDP SA	207,709	902,348
Enel SpA	283,377	2,689,455
Exelon Corp.	50,576	2,196,010
Iberdrola SA	115,659	2,225,057
NextEra Energy, Inc.	35,317	2,451,706
PPL Corp.	61,414	2,081,320
The Kansai Electric Power Company, Inc.	153,421	1,819,546
Gas utilities 1.2%
Atmos Energy Corp.	17,793	2,742,079
ENN Energy Holdings, Ltd.	238,991	1,918,623
Italgas SpA	161,850	1,372,932
ONE Gas, Inc.	22,343	1,605,568
Osaka Gas Company, Ltd.	97,540	2,501,893
Independent power and renewable electricity producers 0.6%
Brookfield Renewable Corp. (B)	28,089	920,757
Brookfield Renewable Partners LP	77,302	1,971,974
RWE AG	52,313	2,186,072
Multi-utilities 2.2%
Dominion Energy, Inc.	47,192	2,667,292
E.ON SE	197,989	3,648,081
Engie SA	148,321	3,485,967
National Grid PLC	205,953	3,023,106
Public Service Enterprise Group, Inc.	2,087	175,684
Sempra	37,369	2,831,449
WEC Energy Group, Inc.	25,273	2,633,447
Water utilities 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo	144,100	3,159,639

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	7

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.5%				$37,377,682
(Cost $37,377,343)
U.S. Government Agency 0.0%				99,988
Federal National Mortgage Association Discount Note	4.079	07-01-25	100,000	99,988

	Yield (%)	Shares	Value
Short-term funds 3.6%			30,277,694
John Hancock Collateral Trust (E)	4.2596(F)	3,027,043	30,277,694

	Par value^	Value
Repurchase agreement 0.9%		7,000,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 6-30-25 at 4.400% to be repurchased at $1,700,208 on 7-1-25, collateralized by $1,195,394 Federal National Mortgage Association, 3.500% due 12-1-53 (valued at $1,077,145) and $658,466 Government National Mortgage Association, 4.500% - 6.500% due 8-20-32 to 5-20-55 (valued at $656,856)	1,700,000	1,700,000
Goldman Sachs Tri-Party Repurchase Agreement dated 6-30-25 at 4.400% to be repurchased at $5,300,648 on 7-1-25, collateralized by $4,337,104 Federal Home Loan Mortgage Corp., 3.000% - 4.500% due 4-1-49 (valued at $4,198,108), $135,805 Federal National Mortgage Association, 4.000% due 3-1-49 (valued at $128,608) and $1,087,336 Government National Mortgage Association, 5.000% - 5.500% due 3-15-37 to 12-20-52 (valued at $1,079,284)	5,300,000	5,300,000

Total investments (Cost $651,707,235) 104.3%	$873,947,359
Other assets and liabilities, net (4.3%)	(35,805,508)
Total net assets 100.0%	$838,141,851

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-25. The value of securities on loan amounted to $28,971,224.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 6-30-25.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 6-30-25:
United States	52.0%
Canada	22.7%
United Kingdom	6.5%
France	3.4%
Japan	3.4%
Australia	3.0%
Germany	1.3%
Hong Kong	1.1%
Other countries	6.6%
TOTAL	100.0%
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2025, by major security category or type:
	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$6,613,923	—	$6,613,923	—
Consumer discretionary	15,919,325	$7,673,614	8,245,711	—
Energy	286,576,045	233,562,961	53,013,084	—
Financials	2,296,235	2,296,235	—	—
Health care	5,379,821	4,189,231	1,190,590	—
Industrials	18,363,588	4,198,670	14,164,918	—
Information technology	9,853,510	6,853,936	2,999,574	—
Materials	154,383,621	148,330,475	5,884,123	$169,023
Real estate	281,358,081	216,179,005	65,179,076	—
Utilities	55,825,528	30,052,448	25,773,080	—
Short-term investments	37,377,682	30,277,694	7,099,988	—
Total investments in securities	$873,947,359	$683,614,269	$190,164,067	$169,023
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,027,043	$7,125,764	$93,073,841	$(69,921,081)	$(1,234)	$404	$67,222	—	$30,277,694
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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